Average Annual Total Returns - Multi-Asset Income	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 Since Inception	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Custom Invesco Multi-Asset Income Index (60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI World IndexSM (Net)) (reflects no deduction for fees, expenses or taxes) 1 Year	Custom Invesco Multi-Asset Income Index (60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI World IndexSM (Net)) (reflects no deduction for fees, expenses or taxes) 5 Years	Custom Invesco Multi-Asset Income Index (60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI World IndexSM (Net)) (reflects no deduction for fees, expenses or taxes) Since Inception	Lipper Mixed-Asset Target Allocation Conservative Funds Index 1 Year	Lipper Mixed-Asset Target Allocation Conservative Funds Index 5 Years	Lipper Mixed-Asset Target Allocation Conservative Funds Index Since Inception
Total	Dec. 14, 2011	(9.88%)	4.27%	4.51%	(11.96%)	2.09%	2.33%	(5.83%)	2.36%	2.54%	Dec. 14, 2011	(6.29%)	4.65%	4.46%	Dec. 14, 2011	(4.81%)	5.22%	4.92%	Dec. 14, 2011	(4.32%)	5.72%	5.44%	Dec. 14, 2011	(4.49%)	5.71%	5.43%	Sep. 24, 2012	(4.25%)	5.74%	5.43%	[1]	7.51%	4.44%	3.41%	11.62%	7.78%	7.06%	9.01%	6.61%	5.86%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.